Loss per Share Attributable to Ordinary Equity Holders of the Parent	12 Months Ended
Dec. 31, 2022
Basic earnings per share [abstract]
Loss per Share Attributable to Ordinary Equity Holders of the Parent	LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
The calculation of the basic loss per share amount is based on the loss for the year attributable to ordinary equity holders of the parent, and the weighted average number of ordinary shares of 318,083,913, 281,703,291 and 236,305,234 in issue during the years ended December 31, 2022, 2021 and 2020, respectively.
The calculation of the diluted earnings per share amount is based on the loss for the year attributable to ordinary equity holders of the parent. The weighted average number of ordinary shares used in the calculation is the number of ordinary shares in issue during the year, as used in the basic earnings per share calculation, and the weighted average number of ordinary shares assumed to have been issued at no consideration on the deemed exercise of all dilutive potential ordinary shares into ordinary shares.
No adjustment has been made to the basic loss per share amounts presented for the years ended December 31, 2022, 2021 and 2020 in respect of a dilution as the impact of the outstanding share options, RSU and warrant liability had an anti-dilutive effect on the basic loss per share amounts presented.
The calculations of basic and diluted loss per share are based on:

	2022	2021	2020
	US$’000	US$’000	US$’000
Earnings
Loss attributable to ordinary equity holders of the parent, used in the basic earnings per share calculation	(446,349)	(403,582)	(266,373)

	Number of shares
	2022	2021	2020
Shares
Weighted average number of ordinary shares in issue during the year used in the basic earnings per share calculation	318,083,913	281,703,291	236,305,234